Condensed Financial Statements of Charter Financial Corporation (Parent Only) (Tables)	12 Months Ended
Sep. 30, 2012
Condensed Balance Sheet (Parent Only)

The following represents Parent Company only condensed financial information of Charter Financial Corporation:

	September 30,
	2012	2011
Assets
Cash	$7,766,056	$7,968,065
Investment in thrift subsidiary	130,739,990	128,938,580
Deferred tax asset	4,576,510	3,377,879
Other assets	33,464	141,421

Total assets	$143,116,020	$140,425,945

Liabilities and Stockholders’ Equity
Liabilities
Accrued expenses	$595,252	$1,010,245

Total liabilities	595,252	1,010,245

Stockholders’ equity:
Common stock, 0.01 par value; issued 19,859,219 shares at September 2012 and 2011, respectively; outstanding 18,229,760 and 18,603,889 shares in 2012 and 2011, respectively	198,592	198,592
Preferred Stock, no par value; 10,000,000 shares authorized	—	—
Additional paid-in capital	73,483,605	73,083,363
Treasury stock, at cost; 1,629,459 and 1,255,330 shares in 2012 and 2011, respectively	(39,362,686)	(36,127,940)
Unearned compensation – ESOP	(3,571,121)	(3,729,390)
Retained earnings	111,568,998	107,962,533
Accumulated other comprehensive loss	203,380	(1,971,458)

Total stockholders’ equity	142,520,768	139,415,700

Total liabilities and stockholders’ equity	$143,116,020	$140,425,945

Condensed Income Statement (Parent Only)

	Years Ended September 30,
	2012	2011	2010
Income
Interest income	$13,976	$64,371	$88,875
Loss on other investment	—	—	(1,000,000)
Other income	—	49,837	—

Total operating income (loss)	13,976	114,208	(911,125)

Expenses:
Salaries and employee benefits	312,915	278,649	252,564
Occupancy	38,648	27,538	24,648
Legal and professional	375,298	295,216	142,420
Marketing	98,597	129,538	127,335
Other	173,305	164,557	155,813

Total operating expenses	998,763	895,498	702,780

Loss before income taxes	(984,787)	(781,290)	(1,613,905)

Income tax benefit	(333,631)	(267,338)	(682,424)

Loss before equity in undistributed net income of subsidiary	(651,156)	(513,952)	(931,481)

Equity in undistributed net income of subsidiary	5,629,848	2,819,304	6,866,471

Net income	$4,978,692	$2,305,352	$5,934,990

Condensed Cash Flows Statement (Parent Only)

	Years Ended September 30,
	2012	2011	2010
Cash flows from operating activities:
Net income	$4,978,692	$2,305,352	$5,934,990
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Deferred tax benefit	(1,198,631)	(1,973,499)	(277,892)
Restricted stock award expense	108,845	216,668	191,906
Stock based compensation expense	93,876	105,091	61,186
Other than temporary impairment	—	—	1,000,000
Equity in undistributed net income of subsidiary	(5,629,848)	(2,819,304)	(6,866,471)
(Increase) decrease in other assets	107,958	(1,206,939)	189,639
Increase (decrease) in accrued expenses	294,062	1,156,864	7,448

Net cash (used in) provided by operating activities	(1,245,046)	(2,215,767)	240,806

Cash flows from investing activities:
Capital distribution (infusion) with Bank subsidiary	6,000,000	—	(27,000,000)

Net cash (used in) provided by investing activities	6,000,000	—	(27,000,000)

Cash flows from financing activities:
Purchase of treasury stock awards	(3,588,013)	—	—
Dividends on restricted stock awards	(80)	(610)	(1,418)
Stock issuance	—	—	27,857,569
Dividends paid	(1,368,870)	(1,939,167)	(1,619,635)

Net cash provided by (used in) financing activities	(4,956,963)	(1,939,777)	26,236,516

Net decrease in cash	(202,009)	(4,155,544)	(522,678)

Cash and cash equivalents, beginning of period	7,968,065	12,123,609	12,646,287

Cash and cash equivalents, end of period	$7,766,056	$7,968,065	$12,123,609

Supplemental disclosures of cash flow information
Income taxes paid	$5,000	$1,678,641	$3,724,092
Issuance of ESOP common stock	158,269	151,600	137,000
Effect of restricted stock awards	659,633	391,794	402,242
Unrealized gain (loss) on securities available for sale, net	2,174,838	1,526,425	4,779,128